SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA - CAPITALIZED FINANCING COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Capitalized Financing Costs Disclosure [Line Items]
Total capitalized financing costs	$ 236	$ 201	$ 167
San Diego Gas and Electric Company [Member]
Capitalized Financing Costs Disclosure [Line Items]
Total capitalized financing costs	62	51	52
Southern California Gas Company [Member]
Capitalized Financing Costs Disclosure [Line Items]
Total capitalized financing costs	$ 55	$ 49	$ 34